Advances from customers and deferred revenue (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Advances From Customers And Deferred Revenue [Abstract]
Deferred revenue, current	¥ 438,309		¥ 399,053
Advances from customers	21,200		86,825
Total current advances from customers and deferred revenue	459,509	$ 72,107	485,878
Deferred revenue, non-current	118,975		178,144
Total non-current deferred revenue	¥ 118,975	$ 18,670	¥ 178,144